Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2019
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 5. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended 30 June 2019 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr Roger Aston, Independent Non-Executive Chairman

Mr Peter Anastasiou, Executive Vice Chairman

Dr Gary Jacob, Executive Director (appointed 17 April 2019) and Chief Executive Officer (appointed 16 November 2018)

Mr Daniel Pollock, Independent Non-Executive Director

Mr Stephen Anastasiou, Independent Non-Executive Director

Prof. Ravi Savarirayan, Independent Non-Executive Director

Mr Richard Berman, Independent Non-Executive Director (appointed 1 July 2018)

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2019:

Dr Jerry Kanellos, Chief Operating Officer (appointed 16 November 2018), Interim Chief Executive Officer (appointed 3 August 2017; resigned 16 November 2018)

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2019	30 June 2018	30 June 2017
	AUD$	AUD$	AUD$

Key Management Personnel Compensation
Short-term employee benefits	952,406	570,256	681,666
Post-employment benefits	32,300	32,087	25,947
Long-term benefits	3,652	—	—
Share-based payments	1,296,400	59,975	353,670
Total Key Management Personnel Compensation	2,284,758	662,318	1,061,283